Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 15 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors and their affiliates during 2011 were as follows:

Beginning balance	$1,797
New loans	585
Repayments	(1,228)

Ending balance	$1,154

Deposits from principal officers, directors, and their affiliates at year-end 2011 and 2010 were $1,105 and $863.